UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Address of principal executive offices)                                                                                    (Zip code)

John J. Pileggi, President, 1345 Avenue of the Americas, 2nd Floor,  New York, NY 10105

(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end: 10/31

Date of reporting period: 01/31/16

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of January 31, 2016 are filed herewith.

American Independence Funds Trust	Schedule of Portfolio Investments
AI Navellier Large Cap Growth Fund	January 31, 2016 (Unaudited)
(formerly Large Cap Growth Fund)

Security Description	Shares	Value ($)
Common Stocks — 98.0%
Consumer Discretionary — 22.9%
Home Depot, Inc.	2,130	267,869
L Brands, Inc.	2,300	221,145
Mohawk Industries, Inc. (a)	1,025	170,570
NIKE, Inc., Class B	4,370	270,984
Norwegian Cruise Line Holdings Ltd. (a) (b)	3,365	152,670
O'Reilly Automotive, Inc. (a)	735	191,762
Ross Stores, Inc.	3,925	220,820
Skechers U.S.A., Inc., Class A (a)	8,580	241,870
Starbucks Corp.	5,360	325,727
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,765	319,765
		2,383,182

Consumer Staples — 16.0%
Clorox Co./The	1,830	236,161
Coty Inc., Class A	6,690	164,641
Dr. Pepper Snapple Group, Inc.	3,500	328,440
Hormel Foods Corp.	4,100	329,681
Kroger Co./The	9,850	382,278
Pinnacle Foods, Inc.	5,240	224,744
		1,665,945

Financials — 5.3%
Equifax, Inc.	2,095	221,651
Public Storage	1,300	329,628
		551,279

Health Care — 19.6%
AmerisourceBergen Corp.	4,035	361,375
Anthem, Inc.	3,215	419,525
Centene Corp. (a)	5,065	314,334
CIGNA Corp.	2,230	297,928
Health Net, Inc. (a)	5,120	339,046
Hologic, Inc. (a)	8,835	299,860
		2,032,068

Industrials — 7.1%
Dycom Industries Inc. (a)	2,685	177,908
Lockheed Martin Corp.	1,520	320,720
Spirit AeroSystems Holdings, Inc., Class A (a)	5,550	235,320
		733,948

Information Technology — 25.4%
Activision Blizzard, Inc.	6,530	227,375
Apple, Inc.	3,435	334,363
Avago Technologies Ltd. (b)	3,180	425,198
Electronic Arts, Inc. (a)	4,825	311,430
Facebook, Inc., Class A (a)	3,680	412,933
Global Payments Inc.	3,165	186,577
NXP Semiconductors NV (a) (b)	5,761	430,807
Sabre Corp.	12,320	315,515
		2,644,198

Materials — 1.7%
Vulcan Materials Co.	2,020	178,164
Total Common Stocks (Cost $10,734,960)		10,188,784

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Navellier Large Cap Growth Fund	January 31, 2016 (Unaudited)
(formerly Large Cap Growth Fund)

Security Description	Shares	Value ($)
Short-Term Investment — 1.2%
Money Market Fund — 1.2%
Federated Government Obligations Fund, Institutional Shares, 0.17% (c)	120,949	120,949
Total Short-Term Investment (Cost $120,949)		120,949

Total Investments (Cost $10,855,909(d)) — 99.1%		$10,309,733
Other assets in excess of liabilities — 0.9%		89,098

NET ASSETS — 100.0%		$10,398,831

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 1/31/16.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REIT — Real Estate Investment Trust

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$10,188,784	$-	$-	$10,188,784
Short-Term Investment	120,949	-	-	120,949
Total Investments	$10,309,733	$-	$-	$10,309,733

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Hillcrest Small Cap Value Fund	January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Consumer Discretionary — 12.0%
Brinker International, Inc.	60	2,984
Caleres, Inc.	94	2,527
Cracker Barrel Old Country Store, Inc.	16	2,100
Express, Inc. (a)	123	2,086
Group 1 Automotive, Inc.	31	1,663
Helen of Troy Ltd. (a)	34	3,039
Thor Industries, Inc.	52	2,726
		17,125
Consumer Staples — 1.2%
Andersons, Inc. (The)	56	1,641

Energy — 3.5%
Callon Petroleum Co. (a)	446	3,055
Carrizo Oil & Gas, Inc. (a)	70	1,899
		4,954
Financials — 40.1%

Banks —21.0%
Customers Bancorp, Inc. (a)	153	3,840
First Interstate BancSystem Inc., Class A	136	3,665
Great Western Bancorp, Inc.	101	2,638
MainSource Financial Group, Inc.	78	1,730
Opus Bank	78	2,573
Pacific Continental Corp.	125	2,018
PrivateBancorp, Inc.	90	3,387
Simmons First National Corp., Class A	76	3,368
South State Corp.	51	3,409
Sterling Bancorp/DE	204	3,205
		29,833
Diversified —2.8%
Encore Capital Group, Inc. (a)	81	1,857
Hilltop Holdings, Inc. (a)	132	2,108
		3,965
Insurance —1.4%
American Equity Investment Life Holding Co.	114	2,074

REIT’s —14.9%
DuPont Fabros Technology, Inc.	95	3,151
EPR Properties	55	3,297
GEO Group, Inc. (The)	78	2,307
Medical Properties Trust, Inc.	208	2,288
Ramco-Gershenson Properties Trust	184	3,145
RLJ Lodging Trust	125	2,286
Ryman Hospitality Properties, Inc.	55	2,582
Select Income REIT	112	2,117
		21,173
Total Financials		57,045

Health Care — 7.4%
Aceto Corp.	153	3,496
Analogic Corp.	37	2,740

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Hillcrest Small Cap Value Fund	January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
STERIS PLC (b)	62	4,293
		10,529
Industrials — 11.0%
ABM Industries, Inc.	126	3,784
Curtiss-Wright Corp.	54	3,726
Federal Signal Corp.	199	2,943
Knoll, Inc.	139	2,551
TrueBlue, Inc. (a)	119	2,718
		15,722

Information Technology — 11.5%
Benchmark Electronics, Inc. (a)	122	2,562
Cirrus Logic, Inc. (a)	92	3,194
II-VI, Inc. (a)	172	3,577
Synaptics, Inc. (a)	44	3,226
SYNNEX Corp.	46	3,862
		16,421

Materials — 4.1%
Cabot Corp.	53	2,138
Innospec, Inc.	48	2,393
P.H. Glatfelter Co.	84	1,240
		5,771

Utilities — 7.7%
Avista Corp.	86	3,185
Black Hills Corp.	77	3,794
New Jersey Resources Corp.	112	3,945
		10,924
Total Common Stocks (Cost $143,394)		140,132

Short-Term Investment — 19.1%
Money Market Fund — 19.1%
Federated Government Obligations Fund, Institutional Shares, 0.17% (c)	27,151	27,151

Total Short-Term Investment (Cost $27,151)		27,151

Total Investments (Cost $170,545(d)) — 117.6%		$167,283
Liabilities in excess of other assets — (17.6)%		(25,030)

NET ASSETS — 100.0%		$142,253

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 1/31/16.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
PLC — Public Limited Company
REIT — Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Hillcrest Small Cap Value Fund	January 31, 2016 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$140,132	$-	$-	$140,132
Short-Term Investment	27,151	-	-	27,151
Total Investments	$167,283	$-	$-	$167,283

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Rx Dynamic Stock Fund	January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 81.3%
Consumer Discretionary — 19.6%
ServiceMaster Global Holdings, Inc. (a)	18,720	790,171
Skechers U.S.A., Inc., Class A (a)	27,004	761,243
Starbucks Corp.	12,541	762,117
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,129	748,051
		3,061,582

Consumer Staples — 14.1%
Constellation Brands, Inc., Class A	4,904	747,762
Dr. Pepper Snapple Group, Inc.	7,988	749,594
Monster Beverage Corp. (a)	5,230	706,207
		2,203,563

Financials — 4.8%
Extra Space Storage, Inc.	8,299	752,636

Health Care — 13.7%
ABIOMED, Inc. (a)	8,253	704,228
China Biologic Products, Inc. (a) (b)	5,575	715,105
Edwards Lifesciences Corp. (a)	9,065	708,974
		2,128,307

Industrials — 9.6%
Acuity Brands, Inc.	3,779	764,983
JetBlue Airways Corp. (a)	34,149	727,715
		1,492,698

Information Technology — 19.5%
Avago Technologies Ltd. (b)	5,960	796,912
Electronic Arts, Inc. (a)	10,699	690,567
EPAM Systems, Inc. (a)	10,029	751,172
Vantiv, Inc., Class A (a)	16,838	792,228
		3,030,879
Total Common Stocks (Cost $12,399,831)		12,669,665

Investment Company — 4.8%
SPDR S&P 500 ETF Trust	3,877	751,634
Total Investment Company (Cost $759,091)		751,634

Short-Term Investment — 49.1%
Money Market Fund — 49.1%
Federated Government Obligations Fund, Institutional Shares, 0.17% (c)	7,639,702	7,639,702
Total Short-Term Investment (Cost $7,639,702)		7,639,702

Total Investments (Cost $20,798,624(d)) — 135.2%		$21,061,001
Liabilities in excess of other assets — (35.2)%		(5,484,865)

NET ASSETS — 100.0%		$15,576,136

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Rx Dynamic Stock Fund	January 31, 2016 (Unaudited)

(c) Represents the 7 day yield at 1/31/16.

(d) See Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,669,665	$-	$-	$12,669,665
Investment Company	751,634	-	-	751,634
Short-Term Investment	7,639,702	-	-	7,639,702
Total Investments	$21,061,001	$-	$-	$21,061,001

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI JAForlines Risk-Managed Allocation Fund	January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 93.2%
International Equity Exchange Traded Products — 22.4%
iShares Currency Hedged MSCI Japan ETF	96,314	2,636,114
iShares MSCI Eurozone ETF	192,678	6,396,910
iShares MSCI Japan ETF	232,507	2,673,830
WisdomTree Europe Hedged Equity Fund	66,891	3,477,663
		15,184,517

International Fixed Income Exchange Traded Product — 9.2%
iShares JPMorgan USD Emerging Markets Bond Fund ETF	58,568	6,197,666

U.S. Alternative Exchange Traded Products — 4.8%
iShares Mortgage Real Estate Capped ETF	356,075	3,226,040

U.S. Equity Exchange Traded Products — 13.3%
iShares MSCI USA Minimum Volatility ETF	217,530	8,970,937

U.S. Fixed Income Exchange Traded Products — 43.5%
iShares Barclays 20+ Year Treasury Bond ETF	58,564	7,455,197
iShares iBoxx $ High Yield Corporate Bond ETF	93,930	7,446,771
iShares iBoxx Investment Grade Corporate Bond ETF	36,516	4,168,301
iShares U.S. Preferred Stock ETF	270,040	10,388,439
		29,458,708
Total Exchange Traded Products (Cost $65,672,787)		63,037,868

Short-Term Investment — 6.4%
Money Market Fund — 6.4%
Federated Government Obligations Fund, Institutional Shares, 0.17% (a)	4,329,763	4,329,763
Total Short-Term Investment (Cost $4,329,763)		4,329,763

Total Investments (Cost $70,002,550(b)) — 99.6%		$67,367,631
Other assets in excess of liabilities — 0.4%		272,095

NET ASSETS — 100.0%		$67,639,726

(a) Represents the 7 day yield at 1/31/16.

(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$63,037,868	$—	$—	$63,037,868
Short-Term Investment	4,329,763	—	—	4,329,763
Total Investments	$67,367,631	$—	$—	$67,367,631

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Navellier International Fund (formerly International Alpha Strategies Fund)	January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.7%
Australia — 1.4%
BHP Billiton, Ltd.	14,100	153,098
Commonwealth Bank of Australia	9,391	522,593
		675,691

Belgium — 4.0%
Anheuser-Busch InBev NV	5,400	676,899
Galapagos NV - ADR (a)	8,100	396,252
KBC Groep NV	15,300	873,931
		1,947,082

Bermuda — 2.3%
Arch Capital Group Ltd. (a)	5,400	364,770
GENPACT Ltd. (a)	17,100	409,032
Nordic American Tankers Ltd.	27,200	345,712
		1,119,514

Brazil — 0.7%
Ultrapar Participacoes SA	23,300	344,202

Canada — 1.3%
CGI Group, Inc., Class A (a)	10,700	459,030
Valeant Pharmaceuticals International, Inc. (a)	1,800	162,396
		621,426

China — 2.7%
Bona Film Group Ltd. (a)	16,800	224,784
China Biologic Products, Inc. (a)	4,350	557,975
Ctrip.com International Ltd. - ADR (a)	5,100	217,668
Tencent Holdings Ltd. - ADR	17,900	335,446
		1,335,873

Denmark — 2.7%
Novo Nordisk A/S - ADR	15,700	877,159
Novo Nordisk A/S, Class B	8,200	451,678
		1,328,837

France — 7.3%
BNP Paribas SA	16,500	780,635
Dassault Systemes SA	8,000	616,230
Sanofi	13,500	1,118,183
Total SA	9,700	429,479
Veolia Environnement	27,000	648,415
		3,592,942

Germany — 10.3%
BASF SE	5,900	390,056
Bayer AG	9,800	1,096,429
Continental AG	3,250	677,289
Fresenius SE & Co. KGaA - ADR	17,300	286,142
Merck KGaA	6,500	563,211
SAP AG	14,200	1,124,538
Siemens AG	9,200	877,793
		5,015,458

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Navellier International Fund (formerly International Alpha Strategies Fund)	January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.7% (continued)
Guernsey — 1.5%
Amdocs Ltd.	13,400	733,516

Hong Kong — 1.1%
AIA Group Ltd. - ADR	14,800	328,412
China Mobile, Ltd.	17,000	187,192
		515,604

India — 0.6%
WNS Holdings Ltd. (a)	9,700	278,293

Ireland — 4.2%
Accenture PLC, Class A	5,200	548,808
Alkermes PLC (a)	3,900	124,839
Fleetmatics Group PLC (a)	7,200	312,552
Medtronic PLC	8,700	660,504
Prothena Corp. PLC (a)	4,300	167,485
Ryanair Holdings PLC - ADR	3,120	244,452
		2,058,640

Israel — 1.3%
Check Point Software Technologies Ltd. (a)	7,900	622,599

Italy — 1.5%
Luxottica Group SpA	11,500	716,106

Japan — 17.1%
Fuji Heavy Industries Ltd.	19,000	762,103
Honda Motor Co., Ltd.	18,600	513,299
Kubota Corp.	40,000	577,871
Makita Corp.	9,800	541,544
Mizuho Financial Group, Inc.	312,500	531,223
Nidec Corp.	15,100	1,010,533
Nippon Telegraph & Telephone Corp. - ADR	10,600	453,256
Nomura Holdings, Inc.	89,100	478,379
NTT DOCOMO, Inc.	62,400	1,302,481
Shin-Etsu Chemical Co., Ltd.	11,600	582,659
SoftBank Corp.	8,100	352,261
Sony Corp.	14,700	306,349
Sumitomo Mitsui Financial Group, Inc.	10,000	328,749
Sysmex Corp.	10,000	631,066
		8,371,773

Luxembourg — 0.5%
Globant SA (a)	8,300	252,486

Mexico — 0.6%
Controladora Vuela Cia de Aviacion SAB de CV (a)	16,000	271,040

Netherlands — 3.9%
AerCap Holdings NV (a)	10,600	325,526
ASML Holding NV	7,000	637,892
ING Groep NV	81,700	936,607
		1,900,025

Singapore — 1.2%
Avago Technologies Ltd.	4,400	588,324

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Navellier International Fund (formerly International Alpha Strategies Fund)	January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.7% (continued)
South Africa — 0.7%
Naspers Ltd., Class N	2,800	351,497

Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	55,405	353,460
Banco Santander SA	68,483	291,583
Iberdrola SA	37,400	260,934
		905,977

Sweden — 2.6%
Swedbank AB	44,600	931,529
Telefonaktiebolaget LM Ericsson, Class B	39,500	347,324
		1,278,853

Switzerland — 8.5%
Credit Suisse Group AG	33,000	579,682
Lonza Group AG	8,800	1,342,285
Luxoft Holding, Inc. (a)	3,100	232,748
Nestle SA	9,800	719,196
Novartis AG	16,700	1,279,350
		4,153,261

United Kingdom — 15.1%
ARM Holdings PLC	40,400	569,038
AstraZeneca PLC	10,000	636,525
Aviva PLC	98,200	669,710
BT Group PLC	238,900	1,642,988
Bunzl PLC	20,000	529,929
Diageo PLC	11,000	294,035
InterContinental Hotels Group PLC	23,023	750,125
RELX PLC	65,500	1,142,766
Rio Tinto PLC	16,300	396,287
Vodafone Group PLC	229,618	729,241
		7,360,644

United States — 0.8%
Mettler-Toledo International, Inc. (a)	1,300	406,705
Total Common Stocks (Cost $48,011,213)		46,746,368

Short-Term Investment — 4.0%
Money Market Fund — 4.0%
Federated Treasury Obligations Fund, Institutional Shares, 0.13% (b)	1,979,658	1,979,658

Total Short-Term Investment (Cost $1,979,658)		1,979,658

Total Investments (Cost $49,990,871(c)) — 99.7%		$48,726,026
Other assets in excess of liabilities — 0.3%		137,821

NET ASSETS — 100.0%		$48,863,847

(a) Non-income producing security.

(b) Represents the 7 day yield at 1/31/16.

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Navellier International Fund (formerly International Alpha Strategies Fund)	January 31, 2016 (Unaudited)

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$46,746,368	$-	$-	$46,746,368
Short-Term Investment	1,979,658	-	-	1,979,658
Total Investments	$48,726,026	$-	$-	$48,726,026

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Kansas Tax-Exempt Bond Fund	January 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.4%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,472,912
5.15%, 12/01/36, Callable 12/01/22	500,000	551,610
Ashland Public Building Commission, 5.00%, 9/01/35, Callable 9/01/23	720,000	752,278
Barton County Community College,
4.00%, 12/01/32, Callable 12/01/25	555,000	604,878
4.00%, 12/01/34, Callable 12/01/25	250,000	269,148
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM, 4.05%, 9/01/27, Callable 9/01/17	630,000	656,239
Chisholm Creek Utility Authority, Water, Revenue Bonds, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	305,265
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	170,700
4.60%, 9/01/30, Callable 9/01/20	500,000	568,955
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Pre-Refunded 4/01/17 @100	500,000	525,535
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	825,000	929,338
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	901,549
City of Hays, Nursing Homes, Revenue Bonds, 4.25%, 10/01/32, Pre-Refunded 10/01/16 @100	1,000,000	1,025,460
City of Haysville KS, 4.13%, 11/01/32, Callable 11/01/25	460,000	486,271
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,110,930
City of Lawrence KS Water & Sewage System Revenue, 4.00%, 11/01/38, Callable 11/01/25	1,000,000	1,074,280
City of Lawrence, Medical, Revenue Bonds, 5.25%, 7/01/21, Callable 7/01/16	610,000	622,779
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	254,740
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	596,374
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	636,834
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,010,470
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	426,884
4.10%, 11/01/26, Callable 11/01/18	415,000	445,527
City of Manhattan, Medical, Revenue Bonds, 5.00%, 11/15/29, Callable 11/15/22	680,000	769,570
City of Olathe, GO UT, 5.00%, 10/01/24, Callable 10/01/23	535,000	664,957
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,410,245
5.25%, 9/01/25, Callable 9/01/19	540,000	615,136
5.00%, 9/01/29, Callable 9/01/17	810,000	859,531
4.00%, 9/01/30, Callable 9/01/21	450,000	467,780
5.00%, 9/01/30, Callable 9/01/19	750,000	833,340
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,693,631
City of Park City, GO UT, 5.38%, 12/01/25, Pre-Refunded 12/01/19 @100	500,000	549,785
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	600,230
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,090,000	1,081,334
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 3/15/16	500,000	500,685
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	463,537
5.00%, 10/01/23, Callable 4/01/16	570,000	574,457
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	489,307
City of Topeka KS Combined Utility Revenue, Utilities, Revenue Bonds,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,869,308
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,366,065
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,345,301
City of Topeka, GO UT, 4.50%, 8/15/30, Callable 8/15/19	450,000	497,741
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	704,353
City of Wichita KS Water & Sewer Utility Revenue, 4.00%, 10/01/20	500,000	564,245
City of Wichita KS Water & Sewer Utility Revenue, Utilities, Revenue Bonds, 3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,100,324
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17 @101	405,000	426,902
4.00%, 6/01/24, Callable 6/01/17 @101	180,000	189,286
4.00%, 6/01/24, Pre-Refunded 6/01/16 @101	150,000	153,072
4.00%, 6/01/25, Callable 6/01/17 @101	820,000	861,738
5.00%, 12/01/25	500,000	645,605

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Kansas Tax-Exempt Bond Fund	January 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.4% (continued)
4.00%, 6/01/26, Callable 6/01/20 @101	475,000	527,236
4.00%, 6/01/27, Callable 6/01/20 @101	780,000	860,582
4.00%, 12/01/29, Callable 12/01/20 @101	250,000	275,338
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	215,138
4.75%, 11/15/24, Pre-Refunded 11/15/19 @100	810,000	919,253
5.25%, 11/15/24, Pre-Refunded 11/15/19 @100	2,150,000	2,479,724
5.00%, 11/15/29, Pre-Refunded 11/15/21 @100	3,070,000	3,735,208
City of Wichita, Nursing Homes, Revenue Bonds, 4.00%, 4/01/27, Pre-Refunded 4/01/16 @100	680,000	684,134
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,191,650
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,134,155
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,117,760
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,081,610
5.00%, 10/01/29, Callable 10/01/19	750,000	850,620
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,071,050
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Pre-Refunded 10/01/17 @101	500,000	540,820
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC, 5.00%, 10/01/16, Callable 2/29/16	500,000	503,640
Cloud County Public Building Commission, GO, 4.10%, 10/15/32, Callable 10/15/22	225,000	216,290
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	251,125
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	286,594
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	353,229
County of Franklin, COP, 4.75%, 9/01/21, Callable 2/29/16	750,000	750,757
County of Johnson, GO UT, 4.00%, 9/01/28, Callable 9/01/25	1,125,000	1,304,269
County of Johnson, GO UT,
4.75%, 9/01/27, Callable 9/01/18	500,000	547,865
3.00%, 9/01/30, Callable 9/01/22	400,000	411,076
County of Scott, GO UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	575,765
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA, 6.70%, 6/01/29	20,000	20,788
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,615,330
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	275,463
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30, Pre-Refunded 9/01/19 @100	1,405,000	1,605,760
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	498,821
Douglas County Unified School District No. 497 Lawrence, School District, GO UT, 4.00%, 9/01/33, Callable 9/01/24	500,000	549,065
Ford County Unified School District No 443 Dodge City, 4.00%, 3/01/34, Callable 3/01/27	1,000,000	1,083,820
Franklin County Unified School District No. 290 Ottawa, School District, GO UT,
5.00%, 9/01/31, Callable 9/01/25	1,715,000	2,036,357
5.00%, 9/01/32, Callable 9/01/25	150,000	177,000
5.00%, 9/01/33, Callable 9/01/25	1,000,000	1,171,760
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE, 5.00%, 9/01/22, Pre-Refunded 9/01/18 @100	1,700,000	1,880,421
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,747,651
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,796,895
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Pre-Refunded 9/01/18 @100	325,000	351,653
4.00%, 9/01/22, Callable 9/01/19	415,000	457,106
4.50%, 9/01/22, Pre-Refunded 9/01/18 @100	100,000	109,475
4.00%, 9/01/24, Callable 9/01/20	500,000	553,930
4.75%, 9/01/24, Pre-Refunded 9/01/18 @100	790,000	869,877
4.88%, 9/01/25, Pre-Refunded 9/01/18 @100	200,000	220,860
4.50%, 9/01/27, Callable 9/01/21	955,000	1,103,865
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC,
5.00%, 10/01/25, Pre-Refunded 10/01/16 @100	750,000	772,545

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Kansas Tax-Exempt Bond Fund	January 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.4% (continued)
5.00%, 10/01/25, Callable 10/01/16	320,000	330,534
Johnson County Unified School District No. 512 Shawnee Mission, School District, GO UT, 5.00%, 10/01/32, Callable 10/01/25	1,000,000	1,227,810
Johnson County Water District No. 1, Water, Revenue Bonds,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,501,186
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,659,826
Kansas Development Finance Authority, 4.50%, 4/01/22, Callable 4/01/20	225,000	254,167
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	724,781
4.00%, 10/01/20	250,000	271,098
5.00%, 2/01/22, Callable 2/01/20	555,000	641,008
4.00%, 11/01/27, Callable 11/01/19	765,000	828,265
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,340,049
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,342,508
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,788,800
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,075,400
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC, 5.25%, 10/01/17, Callable 2/29/16	135,000	135,342
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	110,994
5.25%, 11/01/28, Callable 11/01/18	305,000	339,120
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.25%, 11/01/21, Pre-Refunded 11/01/17 @100	250,000	268,913
5.25%, 11/01/26, Pre-Refunded 11/01/17 @100	1,200,000	1,290,780
Kansas Development Finance Authority, GO, 4.75%, 9/01/34, Callable 9/01/19	360,000	399,010
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
4.00%, 3/01/16	700,000	700,189
4.00%, 4/01/24, Callable 4/01/20	230,000	251,452
5.00%, 4/01/29, Callable 4/01/20	650,000	734,129
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC, 5.00%, 10/01/21, Callable 2/29/16	205,000	207,470
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Callable 2/01/16	2,000,000	2,000,000
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,516,203
5.00%, 11/15/22, Callable 2/29/16	500,000	501,795
5.00%, 11/15/22, Callable 11/15/17	260,000	280,938
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,179,720
5.00%, 11/15/24, Callable 11/15/17	1,110,000	1,197,523
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,717,800
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,675,740
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,113,400
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,464,911
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,136,560
5.25%, 11/15/30, Callable 11/15/19	250,000	276,375
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,732,785
5.00%, 5/15/35, Callable 5/15/19	330,000	361,522
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	2,010,675
Kansas Development Finance Authority, Revenue Bonds,
5.00%, 4/01/26, Callable 4/01/23	635,000	759,625
5.00%, 4/01/31, Callable 4/01/23	1,000,000	1,165,090
5.00%, 4/01/34, Callable 4/01/23	2,000,000	2,289,220
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/16	1,585,000	1,633,612
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,408,735
4.63%, 10/01/26, Callable 10/01/18	300,000	328,236
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Pre-Refunded 11/01/16 @100	950,000	981,065
5.00%, 11/01/21, Pre-Refunded 11/01/16 @100	500,000	516,350
5.00%, 11/01/22, Pre-Refunded 11/01/16 @100	200,000	206,540
4.38%, 11/01/26, Pre-Refunded 11/01/16 @100	650,000	668,245

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Kansas Tax-Exempt Bond Fund	January 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.4% (continued)
Kansas Development Finance Authority, Water, Revenue Bonds, 4.00%, 3/01/27, Callable 3/01/19	775,000	830,149
Kansas Power Pool, Power, Revenue Bonds, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,071,100
Kansas Power Pool, Utilities, Revenue Bonds,
5.00%, 12/01/19	600,000	660,402
5.00%, 12/01/23, Callable 12/01/22	200,000	226,900
5.00%, 12/01/28, Callable 12/01/25	700,000	826,210
Kansas Rural Water Finance Authority, Water, Revenue Bonds, 4.10%, 9/01/34, Callable 3/01/21	270,000	280,017
Kansas State Department of Transportation, Transportation, Revenue Bonds,
4.30%, 9/01/21, Pre-Refunded 9/01/18 @100	575,000	626,549
5.00%, 9/01/24, Pre-Refunded 9/01/18 @100	1,360,000	1,506,173
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,094,860
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	423,488
Leavenworth County Unified School District No. 453, School District, GO UT, AGC,
5.25%, 9/01/23, Callable 9/01/19	60,000	68,644
5.25%, 9/01/23, Pre-Refunded 9/01/19 @100	440,000	503,386
Leavenworth County Unified School District No. 453, School District, GO UT, AGM, 4.75%, 3/01/25, Callable 9/01/19	535,000	609,204
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28, Pre-Refunded 9/01/19 @100	1,250,000	1,432,437
5.00%, 9/01/29, Pre-Refunded 9/01/19 @100	395,000	449,194
5.00%, 9/01/30, Pre-Refunded 9/01/19 @100	215,000	244,498
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	534,185
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,003,070
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGC,
4.63%, 12/01/38, Callable 12/01/17	480,000	489,288
4.63%, 12/01/38, Pre-Refunded 12/01/17 @100	340,000	364,256
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE, 5.00%, 9/01/20, Pre-Refunded 9/01/16 @100	1,235,000	1,267,456
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	456,105
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	975,000	1,067,196
Pawnee County Public Building Commission, Medical, Revenue Bonds, 4.00%, 2/15/31, Callable 2/15/22	145,000	150,913
Pratt County Public Building Commission, GO, 3.25%, 12/01/32, Callable 12/01/17	1,150,000	1,153,818
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,020,360
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGC, 5.25%, 7/01/36	385,000	394,090
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 5.50%, 7/01/22	630,000	657,594
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,026,460
5.00%, 9/01/25, Pre-Refunded 9/01/17 @100	200,000	212,752
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGC,
5.25%, 9/01/35, Pre-Refunded 9/01/19 @100	165,000	189,458
5.25%, 9/01/35, Pre-Refunded 9/01/19 @100	335,000	384,657
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23, Pre-Refunded 9/01/19 @100	1,000,000	1,131,550
5.00%, 9/01/27, Pre-Refunded 9/01/18 @100	1,350,000	1,479,816
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
5.00%, 8/01/23, Pre-Refunded 8/01/18 @100	390,000	427,627
5.00%, 8/01/24, Pre-Refunded 8/01/18 @100	100,000	109,648
5.25%, 8/01/26, Pre-Refunded 8/01/18 @100	180,000	198,472
5.25%, 8/01/28, Pre-Refunded 8/01/18 @100	800,000	882,096
Sedgwick County Unified School District No 259 Wichita, 3.00%, 10/01/21	500,000	545,955
Sedgwick County Unified School District No 262 Valley Center,
4.00%, 9/01/30, Callable 9/01/24	500,000	544,270
5.00%, 9/01/33, Callable 9/01/24	750,000	878,145
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT,
5.00%, 10/01/21, Callable 10/01/18	55,000	61,467

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Kansas Tax-Exempt Bond Fund	January 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.4% (continued)
5.00%, 10/01/21, Pre-Refunded 10/01/18 @100	30,000	33,235
5.00%, 10/01/21, Pre-Refunded 10/01/18 @100	915,000	1,013,674
Sedgwick County Unified School District No. 260 Derby, School District, GO UT, 5.00%, 10/01/29, Callable 10/01/22	340,000	405,515
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
5.00%, 11/01/19, Callable 11/01/17	20,000	21,593
5.00%, 11/01/19, Pre-Refunded 11/01/17 @100	980,000	1,049,021
5.00%, 11/01/23, Callable 11/01/17	5,000	5,403
5.00%, 11/01/23, Pre-Refunded 11/01/17 @100	195,000	208,734
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM, 5.00%, 9/01/24, Pre-Refunded 9/01/18 @100	745,000	825,013
Sedgwick County Unified School District No. 265 Goddard, School District, GO UT, AGC, 4.50%, 10/01/24, Pre-Refunded 10/01/18 @100	250,000	274,028
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, 5.00%, 9/01/21	500,000	602,805
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE, 5.00%, 9/01/19, Pre-Refunded 9/01/17 @100	500,000	534,245
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO UT, 3.95%, 9/01/28, Callable 9/01/20	825,000	910,627
State of Kansas Department of Transportation, 5.00%, 9/01/23	200,000	250,612
State of Kansas Department of Transportation, Revenue Bonds,
5.00%, 9/01/24	500,000	635,285
5.00%, 9/01/34, Callable 9/01/25	1,000,000	1,220,320
Sumner County Unified School District No. 353 Wellington, School District, GO UT, BAM, 5.00%, 9/01/26, Callable 9/01/23	230,000	277,456
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,605,596
University of Kansas Hospital Authority, Medical, Revenue Bonds,
5.00%, 9/01/21, Callable 9/01/16	1,020,000	1,047,224
5.00%, 9/01/21, Pre-Refunded 9/01/16 @100	55,000	56,445
5.00%, 9/01/30, Callable 9/01/25	350,000	415,905
5.00%, 9/01/31, Callable 9/01/25	500,000	591,380
Washburn University/Topeka KS, 3.00%, 7/01/24	170,000	184,610
Washburn University/Topeka, Higher Education, Revenue Bonds, 5.00%, 7/01/35, Callable 7/01/25	500,000	581,450
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	891,840
Wyandotte County-Kansas City Unified Government Utility System Revenue, Utilities, Revenue Bonds, 5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,244,377
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	1,012,110
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,168,090
4.00%, 8/01/30, Callable 8/01/20	500,000	540,860
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	20,000	20,174
5.00%, 12/01/21, Callable 6/01/16	130,000	130,671
5.00%, 12/01/23	570,000	685,083
4.88%, 10/01/28, Callable 10/01/16	475,000	475,722
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	548,775
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,528,865
Total Municipal Bonds (Cost $170,690,426)		182,505,905

	Shares
Short-Term Investments — 3.5%
Money Market Funds — 3.5%
BMO Tax-Free Money Market Fund, Premier Class, 0.13% (a)	5,000,000	5,000,000
Federated Tax-Free Obligations Fund, Institutional Shares, 0.13% (a)	1,791,862	1,791,862
Total Short-Term Investments (Cost $6,791,862)		6,791,862

Total Investments (Cost $177,482,288(b)) — 98.9%		$189,297,767
Other assets in excess of liabilities — 1.1%		2,096,012

NET ASSETS — 100.0%		$191,393,779

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Kansas Tax-Exempt Bond Fund	January 31, 2016 (Unaudited)

(a) Represents the 7 day yield at 1/31/16.

(b) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Municipal Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
BAM — Build America Mutual
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$182,505,905	$-	$182,505,905
Short-Term Investments	6,791,862	-	-	6,791,862
Total Investments	$6,791,862	$182,505,905	$-	$189,297,767

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Boyd Watterson Core Plus Fund	January 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 5.2%
Ally Auto Receivables Trust 2015-2, Series 2015-2, Class A3, 1.49%, 11/15/19, Callable 12/15/18	1,160,000	1,163,571
Ford Credit Auto Owner Trust 2012-A, Series 2012-A, Class B, 1.88%, 8/15/17, Callable 5/15/16	1,025,000	1,027,426
Santander Drive Auto Receivables Trust 2012-1, Series 2012-1, Class D, 4.56%, 11/15/17, Callable 6/15/16	1,149,540	1,160,486
Santander Drive Auto Receivables Trust 2014-3, Series 2014-3, Class A3, 0.81%, 7/16/18, Callable 3/15/18	791,947	791,408
Santander Drive Auto Receivables Trust 2014-5, Series 2014-5, Class C, 2.46%, 6/15/20, Callable 7/15/18	775,000	781,258
Total Asset-Backed Securities (Cost $4,928,762)		4,924,149

Collateralized Mortgage Obligations — 2.3%
Commercial Mortgage Trust, Series 2015-CR27, Class A1, 1.58%, 10/10/48	1,065,730	1,061,180
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.66%, 6/25/34, Callable 2/25/16 †	34,088	34,602
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.93%, 4/25/24, Demand Date 02/25/2016 † (a)	29,397	30,109
Series 2002-44, Class FJ, 1.43%, 4/25/32, Demand Date 02/25/2016 † (a)	29,262	29,754
Series 2002-60, Class FV, 1.43%, 4/25/32, Demand Date 02/25/2016 † (a)	21,314	21,680
Series 2002-66, Class FG, 1.43%, 9/25/32, Demand Date 02/25/2016 † (a)	24,396	25,008
Series 2002-69, Class FA, 1.43%, 10/25/32, Demand Date 02/25/2016 † (a)	21,323	21,702
Series 2003-106, Class FA, 1.33%, 11/25/33, Demand Date 02/25/2016 † (a)	12,101	12,277
Series 2007-88, Class FW, 0.98%, 9/25/37, Demand Date 02/25/2016 † (a)	18,085	18,331
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 9/25/18	47,032	55,667
Freddie Mac REMICS, Series 1382, Class KA, 1.58%, 10/15/22, Callable 2/15/16, Demand Date 03/15/2016 † (a)	23,548	24,118
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.88%, 3/25/18, Callable 2/25/16, Demand Date 02/25/2016 † (a)	10,833	10,655
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.20%, 3/25/33, Callable 2/25/16 †	43,112	43,063
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48 †	775,000	783,507
Total Collateralized Mortgage Obligations (Cost $2,181,287)		2,171,653

Commercial Mortgage-Backed Securities — 3.3%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.96%, 6/10/46 †	104,220	104,308
Wells Fargo Commercial Mortgage Trust 2012-LC5, Series 2012-LC5, Class B, 4.14%, 10/15/45	790,000	816,272
Wells Fargo Commercial Mortgage Trust 2015-C26, Series 2015-C26, Class A1, 1.45%, 2/15/48	1,235,595	1,230,254
Wells Fargo Commercial Mortgage Trust 2015-C27, Series 2015-C27, Class B, 4.14%, 2/15/48	925,000	906,140
Total Commercial Mortgage-Backed Securities (Cost $3,118,413)		3,056,974

Corporate Bonds — 38.7%
Consumer Discretionary — 3.1%
Constellation Brands, Inc., 7.25%, 5/15/17	900,000	951,750
Hanesbrands, Inc., 6.38%, 12/15/20, Callable 2/29/16	1,000,000	1,037,870
Wolverine World Wide, Inc., 6.13%, 10/15/20, Callable 10/15/16	900,000	936,000
		2,925,620

Consumer Staples — 1.0%
Kraft Foods Group, Inc., 2.25%, 6/05/17	915,000	923,211

Energy — 2.0%
Duke Energy Carolinas LLC, 3.75%, 6/01/45, Callable 12/01/44	935,000	896,398
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	1,000,000	1,025,000
		1,921,398

Financials — 22.8%
American Express Co., 0.97%, 5/22/18 †	1,425,000	1,416,270
American International Group, Inc., 5.60%, 10/18/16	920,000	949,068
Bank of America Corp., 5.65%, 5/01/18	1,225,000	1,314,762
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	465,000	523,978
Capital One Financial Corp., 4.75%, 7/15/21	690,000	750,290
CIT Group, Inc., 5.00%, 5/15/17	925,000	946,969

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Boyd Watterson Core Plus Fund	January 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 38.7% (continued)
Financials — 22.8% (continued)
DDR Corp., 7.88%, 9/01/20	785,000	951,853
General Electric Capital Corp., 6.75%, 3/15/32	710,000	932,806
General Motors Financial Co., Inc., 4.75%, 8/15/17	950,000	977,071
Goldman Sachs Group, Inc. (The), 1.46%, 11/15/18 †	1,500,000	1,499,219
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	945,000	974,269
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	990,000	985,904
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	820,000	812,791
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21, Callable 10/15/16	890,000	921,150
Huntington Bancshares, Inc., 2.60%, 8/02/18, Callable 7/02/18	875,000	885,770
International Lease Finance Corp., 5.75%, 5/15/16	825,000	834,779
Lazard Group LLC, 6.85%, 6/15/17	149,000	158,564
Morgan Stanley, 4.75%, 3/22/17	1,000,000	1,036,006
PNC Funding Corp., 5.63%, 2/01/17	830,000	861,301
Principal Financial Group, Inc., 8.88%, 5/15/19	725,000	865,174
Prudential Financial, Inc., 5.38%, 6/21/20	735,000	823,013
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	610,000	614,270
Synovus Financial, 5.13%, 6/15/17	91,000	93,048
Wells Fargo & Co., 1.25%, 4/23/18 †	1,350,000	1,347,978
		21,476,303

Health Care — 0.9%
CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45	825,000	889,889

Industrials — 0.7%
Burlington Northern Santa Fe LLC, 4.15%, 4/01/45, Callable 10/01/44	750,000	697,084

Information Technology — 0.7%
Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44	675,000	621,354

Materials — 1.5%
Dow Chemical Co. (The), 8.55%, 5/15/19	740,000	866,480
Rock-Tenn Co., 4.45%, 3/01/19	550,000	578,249
		1,444,729

Telecommunication Services — 3.2%
AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25	690,000	662,337
Frontier Communications Corp., 8.13%, 10/01/18	925,000	948,125
Time Warner Cable, Inc., 6.75%, 7/01/18	450,000	491,820
Verizon Communications, Inc., 6.55%, 9/15/43	800,000	937,186
		3,039,468

Utilities — 2.8%
Dominion Resources, Inc., 1.90%, 6/15/18	1,000,000	995,071
Enterprise Products Operating LLC, 5.20%, 9/01/20	635,000	667,675
Exelon Generation Co. LLC, 6.20%, 10/01/17	900,000	957,014
		2,619,760
Total Corporate Bonds (Cost $36,739,972)		36,558,816

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Only Strip,
Series 386, Class 2, 5.00%, 11/25/37	84,258	16,721
Series 386, Class 1, 5.00%, 11/25/37	119,002	21,793
Total Mortgage Derivatives - IO STRIPS (Cost $46,501)		38,514

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Boyd Watterson Core Plus Fund	January 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 28.3%
Federal Home Loan Mortgage Corporation — 17.3%
6.00%, Pool #J01657, 4/01/21	28,587	30,666
4.50%, Pool #E02698, 6/01/25	337,033	361,408
3.00%, Pool #J19194, 5/01/27	1,369,764	1,433,917
2.54%, Pool #846367, 4/01/29, Demand Date 09/01/2016 † (a)	4,698	4,946
6.50%, Pool #C00742, 4/01/29	130,557	148,830
7.50%, Pool #G01548, 7/01/32	43,509	54,539
6.00%, Pool #G04457, 5/01/38	108,601	125,111
5.00%, Pool #A89640, 11/01/39	566,697	628,466
5.50%, Pool #G05903, 3/01/40	344,068	388,868
4.50%, Pool #C03517, 9/01/40	597,751	651,058
3.50%, Pool #Q11547, 9/01/42	1,884,194	1,972,192
3.50%, Pool #G08554, 10/01/43	2,366,248	2,476,229
4.00%, Pool #Q29916, 11/01/44	2,977,198	3,185,518
4.00%, Pool #C09069, 11/01/44	1,441,550	1,541,092
4.00%, Pool #G08618, 12/01/44	1,050,010	1,122,498
4.00%, Pool #G08677, 11/01/45	2,085,882	2,229,693
		16,355,031

Federal National Mortgage Association — 10.1%
3.00%, Pool #AJ9355, 1/01/27	957,851	1,001,086
4.50%, Pool #MA0776, 6/01/31	335,789	368,148
2.12%, Pool #708318, 6/01/33, Demand Date 06/01/2016 † (a)	30,121	30,895
2.38%, Pool #759385, 1/01/34, Demand Date 01/01/2017† (a)	48,724	51,811
2.05%, Pool #776486, 3/01/34, Demand Date 05/01/2016† (a)	52,052	54,332
2.72%, Pool #791523, 7/01/34, Demand Date 06/01/2016† (a)	20,645	21,740
2.02%, Pool #810896, 1/01/35, Demand Date 05/01/2016† (a)	292,402	305,217
5.00%, Pool #735580, 6/01/35	282,994	314,046
5.50%, Pool #AD0110, 4/01/36	197,893	226,802
7.00%, Pool #979909, 5/01/38	32,896	38,240
6.00%, Pool #AD4941, 6/01/40	199,694	226,586
3.00%, Pool #AU1629, 7/01/43	2,780,150	2,843,423
4.50%, Pool #AL7767, 6/01/44	2,161,170	2,356,259
3.50%, Pool #AY6497, 3/01/45	1,572,779	1,648,926
		9,487,511

Government National Mortgage Association — 0.9%
6.50%, Pool #455165, 7/15/28	158,478	181,700
6.25%, Pool #724720, 4/20/40	20,524	23,129
4.00%, Pool #4853, 11/20/40	620,897	669,681
		874,510
Total U.S. Government Agency Pass-Through Securities (Cost $26,151,289)		26,717,052

U.S. Treasury Obligations — 20.0%
U.S. Treasury Bonds — 10.8%
3.88%, 8/15/40	3,300,000	4,041,081
3.00%, 5/15/42	3,775,000	3,994,792
3.63%, 2/15/44	1,825,000	2,158,384
		10,194,257

U.S. Treasury Notes — 9.2%
0.88%, 12/31/16	2,350,000	2,355,370
0.63%, 5/31/17	2,875,000	2,871,967
2.00%, 2/15/25	3,450,000	3,478,638
		8,705,975
Total U.S. Treasury Obligations (Cost $18,159,916)		18,900,232

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI Boyd Watterson Core Plus Fund	January 31, 2016 (Unaudited)

	Shares	Value ($)
Short-Term Investments — 0.8%
Money Market Fund — 0.8%
Federated Government Obligations Fund, Institutional Shares, 0.01% (b)	799,917	799,917
Total Short-Term Investment (Cost $799,917)		799,917

Total Investments (Cost $92,126,057(c)) — 98.7%		$93,167,307
Other assets in excess of liabilities — 1.3%		1,240,486

NET ASSETS — 100.0%		$94,407,793

† Variable or floating rate security.  The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/16.

(a) The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date.  The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b) Represents the 7 day yield at 1/31/16.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
LP — Limited Partnership
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Seperately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$4,924,149	$-	$4,924,149
Collateralized Mortgage Obligations	-	2,171,653	-	2,171,653
Commercial Mortgage-Backed Securities	-	3,056,974	-	3,056,974
Corporate Bonds	-	36,558,816	-	36,558,816
Mortgage Derivatives - IO STRIPS	-	38,514	-	38,514
U.S. Govt. Agency Pass-Through Securities	-	26,717,052	-	26,717,052
U.S. Treasury Obligations	-	18,900,232	-	18,900,232
Short-Term Investment	799,917	-	-	799,917
Total Investments	$799,917	$92,367,390	$-	$93,167,307

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI U.S. Inflation-Protected Fund	January 31, 2016 (Unaudited)
(formerly AI U.S. Inflation-Indexed Fund)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 99.9%
U.S. Treasury Inflation-Indexed Bonds — 32.8%
2.38%, 1/15/25	10,514,329	12,190,184
2.00%, 1/15/26	4,851,679	5,517,349
2.38%, 1/15/27	8,811,907	10,411,304
1.75%, 1/15/28	2,098,260	2,341,308
3.63%, 4/15/28	2,582,782	3,441,557
2.50%, 1/15/29	16,336,121	19,745,225
3.88%, 4/15/29	1,198,362	1,659,381
2.13%, 2/15/41	975,456	1,186,328
0.75%, 2/15/42	9,212,096	8,363,579
1.38%, 2/15/44	6,487,335	6,811,618
0.75%, 2/15/45	8,064	7,267
		71,675,100

U.S. Treasury Inflation-Indexed Notes — 67.1%
2.50%, 7/15/16	142	510
0.13%, 4/15/17	12,351,900	12,364,845
0.13%, 4/15/18	21,346,964	21,456,623
0.13%, 4/15/19	10,139,529	10,197,031
0.13%, 4/15/20	972,998	976,102
1.13%, 1/15/21	1,681,797	1,764,682
0.13%, 1/15/22	9,322,765	9,222,676
0.13%, 7/15/22	9,292,266	9,201,825
0.38%, 7/15/23	15,033,473	15,007,631
0.63%, 1/15/24	27,546,859	27,808,334
0.13%, 7/15/24	19,342,505	18,779,369
0.38%, 7/15/25	20,197,148	19,974,131
		146,753,759
Total U.S. Treasury Inflation-Indexed Securities (Cost $218,610,592)		218,428,859

	Shares
Short-Term Investments — 0.2%
Money Market Fund — 0.2%
Federated Treasury Obligations Fund, Institutional Shares, 0.13% (a)	425,809	425,809
Total Short-Term Investment (Cost $425,809)		425,809

Total Investments (Cost $219,036,401(b)) — 100.1%		$218,854,668
Liabilities in excess of other assets — (0.1)%		(263,910)

NET ASSETS — 100.0%		$218,590,758

(a) Represents the 7 day yield at 1/31/16.

(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

(c) Amount rounds to less than 0.05%.
See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
AI U.S. Inflation-Protected Fund	January 31, 2016 (Unaudited)
(formerly AI U.S. Inflation-Indexed Fund)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts ─0.0% (c)
Futures Contracts Purchased— 0.2%
11	March 2016, 2-Year Treasury Note, expiration 3/31/16	2,404,875	13,714
168	March 2016, 5-Year Treasury Note, expiration 3/31/16	20,272,879	201,496
39	March 2016, Ultra Long U.S. Treasury Bond, expiration 3/21/16	6,481,313	107,024
			322,234
Futures Contracts Sold— (0.2)%
(36)	March 2016, 10-Year Treasury Note, expiration 3/21/16	(4,664,812)	(56,861)
(57)	March 2016, Long U.S. Treasury Bond, expiration 3/21/16	(9,178,784)	(186,151)
(83)	March 2016, Ultra Long 10-Year U.S. Treasury Bond, expiration 3/21/16	(11,586,285)	(118,508)
			(361,520)
			(39,286)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments..

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$218,428,859	$—	$218,428,859
Short-Term Investment	425,809	—	—	425,809
Total Investments	$425,809	$218,428,859	$—	$218,854,668

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$322,234	$—	$—	$322,234
Futures Contracts Sold	(361,520)	—	—	(361,520)
Total Other Financial Instruments	$(39,286)	$—	$—	$(39,286)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments
January 31, 2016 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers eight (8) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the eight active series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of January 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Financial Futures Contracts

During the reporting period, the AI U.S. Inflation-Protected Fund entered into financial futures contracts to hedge interest rate risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of the Fund’s open futures contracts as of January 31, 2016 are contained at the end of that Fund’s Schedule of Portfolio Investments. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The AI Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At January 31, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Navellier Large Cap Growth	$10,865,009	$286,624	(841,900)	$(555,276)
Hillcrest Small Cap Value	170,545	2,806	(6,068)	(3,262)
Rx Dynamic Stock	20,952,159	373,293	(264,451)	108,842
JAForlines Risk-Managed Allocation	70,140,584	501,469	(3,274,422)	(2,772,953)
Navellier International	50,084,531	4,713,304	(6,071,809)	(1,358,505)
Kansas Tax-Exempt Bond	177,482,288	11,937,962	(122,483)	11,815,479
Boyd Watterson Core Plus	92,157,585	1,575,873	(566,151)	1,009,722
U.S. Inflation-Protected	219,517,003	1,673,862	(2,336,197)	(662,335)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)            There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  American Independence Funds Trust

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President

Date: March 29, 2016

By (Signature and Title)

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Treasurer and Principal Financial and Accounting Officer

Date: March 29, 2016